Commitments	12 Months Ended
Mar. 28, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments
12.	Commitments:

Operating leases:

The Company leases all of its retail stores under operating leases with the exception of one Birks Group location. The rental costs are based on minimum annual rentals and for some of the stores, a percentage of sales. Such percentage of sales varies by location. In addition, most leases are subject to annual adjustments for increases in real estate taxes and common area maintenance costs. The Company also has operating leases for certain equipment.

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2016	$14,794
2017	12,256
2018	9,041
2019	8,280
2020	7,452
Thereafter	21,472

$73,295

Rent expense for the Company was approximately $23.4 million, including $0.7 million of contingent rent for the year ended March 28, 2015, $24.3 million, including $0.3 million of contingent rent for the year ended March 29, 2014 and $25.2 million, including $0.4 million of contingent rent for the year ended March 30, 2013.